Bank Loans (Tables)	12 Months Ended
Jun. 30, 2020
Debt Disclosure [Abstract]
Schedule of outstanding balances of short-term bank loans
	As of June 30,
	2020	2019

Loan from Bank of Communication	$1,132,327	$728,332
Loans from China Merchants Bank	990,785	1,456,664
Loans from Development Bank of Singapore	60,681	-
Total	$2,183,793	$2,184,996
Less: Long-term portion	(22,554)	-
Short term bank loans	$2,161,239	$2,184,996